Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 14 – Subsequent Events

The Company has performed an evaluation of subsequent events through the date the Company’s consolidated financial statements were issued.  No material subsequent events, other than the items disclosed below, have occurred that required recognition or disclosure in these financial statements.

Termination of Creekside Purchase and Sale Agreement

As previously disclosed, on December 12, 2013, BR Creekside, LLC, or BR Creekside, a special-purpose entity in which the Company holds a 24.706% indirect equity interest, entered into an Agreement of Purchase and Sale, or Purchase Agreement, with Prominent Realty Group of Georgia, Inc., or PRG, an unaffiliated third party, for the sale of BR Creekside’s entire interest in The Reserve at Creekside Village, a 192-unit garden-style apartment community located in Chattanooga, Tennessee (the “Creekside property”). The sale price for the Creekside property was to be $19,600,000, subject to deduction for the existing mortgage indebtedness on the Creekside property in the approximate amount of $12,600,000 and to certain prorations and adjustments typical in a real estate transaction. The net proceeds to the Company, after payment of closing costs and fees, were expected to be approximately $1,350,000.

The Purchase Agreement provided PRG with a period of time to inspect the Creekside property (the “Inspection Period”), which Inspection Period was extended to January 17, 2014 pursuant to an amendment to the Purchase Agreement. PRG ultimately was not comfortable with the size and dynamics of the Chattanooga, Tennessee market and exercised its right to terminate the Purchase Agreement prior to the expiration of the Inspection Period by delivering written notice of termination of the Purchase Agreement to BR Creekside on January 16, 2014 and the Purchase Agreement was effectively terminated as of January 16, 2014. In connection with the termination of the Purchase Agreement, PRG received a return of its earnest money in the amount of $250,000.

Distributions Paid

The following distributions have been declared and paid subsequent to December 31, 2013:

Distributions
Declared Daily
For Month		Total Cash
Listed	Date Paid	Distribution
December 2013	January 2, 2014	$143,504
January 2014	February 3, 2014	$143,504

Stockholder Approval of 2014 Individuals Plan and 2014 Entities Plan; Termination of Former Incentive Plan

On December 16, 2013, our Board adopted, and on January 23, 2014 our stockholders approved, the 2014 Individuals Plan and the 2014 Equity Incentive Plan for Entities (the “2014 Entities Plan”). Upon the approval by our stockholders of the 2014 Individuals Plan and the 2014 Entities Plan, our Former Incentive Plan was terminated. The 2014 Individuals Plan provides for the grant of options to purchase shares of our common stock, stock awards, stock appreciation rights, performance units, incentive awards and other equity-based awards. Going forward, members of our Board are eligible to receive grants under the 2014 Individuals Plan as determined by our Board or compensation committee established by our Board.

Sponsor’s Agreement to Provide Us Financial Support and to Defer Payment of Certain Fees

On February 12, 2014, our Sponsor, Bluerock Real Estate, LLC, confirmed its agreement to provide financial support to us sufficient for us to satisfy in the ordinary course of business our obligations and debt service requirements, including those related to the filing of the registration statement to sell shares of our Class A common stock in an underwritten public offering, if we are unable to satisfy those expenses as they ordinarily come due after we have expended best efforts to satisfy those expenses by means available to us , and satisfy all liabilities and obligations of our company that we are unable to satisfy when due, after we have expanded best efforts to satisfy those expenses by means available to us, through the earlier of (1) February 15, 2015 or (2) the initial closing date of an underwritten public offering to sell shares of our Class A common stock.  In addition, our Sponsor has agreed to defer payment of property and asset management fees and operating expenses that are allocated to us, acquisition fees, property and asset management fees and other costs, and operating expenses which have been accrued as of December 31, 2013, and offering costs advanced on our behalf.